As filed with the Securities and Exchange Commission on January 9, 2009

Registration Nos. 2-21819
811-2423

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 84	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 41	☒

Van Kampen Corporate Bond Fund
(Exact Name of Registrant as Specified in Declaration of Trust)
522 Fifth Avenue, New York, New York 10036
(Address of Principal Executive Offices) (Zip Code)
(212) 296-6990
(Registrant’s Telephone Number, Including Area Code)

AMY R. DOBERMAN, ESQ.
Managing Director
Van Kampen Investments Inc.
522 Fifth Avenue
New York, New York 10036
(Name and Address of Agent for Service)

Copies to:
CHARLES B. TAYLOR, ESQ.
Skadden, Arps, Slate, Meagher & Flom LLP
333 West Wacker Drive
Chicago, Illinois 60606
(312) 407-0700

Approximate Date of Proposed Public Offering: As soon as practicable following effectiveness of this Registration Statement.

It is proposed that this filing will become effective:
     ☒  immediately upon filing pursuant to paragraph (b)
     ☐  on (date) pursuant to paragraph (b)
     ☐  60 days after filing pursuant to paragraph (a)(1)
     ☐  on (date) pursuant to paragraph (a)(1)
     ☐  75 days after filing pursuant to paragraph (a)(2)
     ☐  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.01 per share

EXPLANATORY NOTE

This Post-Effective Amendment No. 84 to the Registration Statement contains the Subadvisory Agreement for Van Kampen Corporate Bond Fund (the “Registrant”).

This Registration Statement is organized as follows:

Facing Page

Part C Information

Exhibit

No changes are being made to the Registrant’s Prospectuses or Statement of Additional Information which were included in Post-Effective Amendment No. 83 to the Registration Statement, filed with the Commission on December 22, 2008, and supplemented on January 6, 2009.

Part C: Other Information

Item 23. Exhibits.

(a)	(1)		First Amended and Restated Agreement and Declaration of Trust(65)
	(2)		Second Certificate of Amendment(69)
	(3)		Third Amended and Restated Certificate of Designation(77)
(b)			Amended and Restated By-laws(83)
(c)	(1)		Specimen Class A Share Certificate(68)
	(2)		Specimen Class B Share Certificate(68)
	(3)		Specimen Class C Share Certificate(68)
	(4)		Specimen Class I Share Certificate(77)
(d)	(1)		Investment Advisory Agreement(68)
	(2)		Amendment Number One to the Investment Advisory Agreement(79)
	(3)		Subadvisory Agreement†
(e)	(1)		Amended and Restated Distribution and Service Agreement(82)
	(2)		Form of Dealer Agreement(75)
(f)	(1)		Form of Trustee Deferred Compensation Plan(71)
	(2)		Form of Trustee Retirement Plan(71)
(g)	(1)	(a)	Custodian Contract(68)
		(b)	Amendment dated May 24, 2001 to the Custodian Contract(74)
		(c)	Amendment dated October 3, 2005 to the Custodian Contract(80)
	(2)		Amended and Restated Transfer Agency and Service Agreement(81)
(h)	(1)		Data Access Services Agreement(67)
	(2)	(a)	Fund Accounting Agreement(68)
		(b)	Amendment to Fund Accounting Agreement(75)
(i)	(1)		Opinion of Skadden, Arps, Slate, Meagher & Flom LLP(77)
	(2)		Consent of Skadden, Arps, Slate, Meagher & Flom LLP(83)
(j)			Consent of Ernst & Young LLP(83)
(k)			Not Applicable
(l)			Not Applicable
(m)	(1)		Plan of Distribution pursuant to Rule 12b-1(67)
	(2)		Form of Shareholder Assistance Agreement(67)
	(3)		Form of Administrative Services Agreement(67)
	(4)		Form of Shareholder Servicing Agreement(74)
	(5)		Amended and Restated Service Plan(74)
(n)			Fourth Amended and Restated Multi-Class Plan(83)
(p)	(1)		Code of Ethics of the Investment Adviser and the Distributor(81)
	(2)		Code of Ethics of the Fund(72)
(q)			Power of Attorney†
(z)	(1)		List of certain investment companies in response to Item 27(a)(83)
	(2)		List of Officers and Directors of Van Kampen Funds Inc. in response to Item 27(b)(83)

(65)	Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A, File No. 2-21819, filed December 21, 1995.

(67)	Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A, File No. 2-21819, filed December 26, 1996.

(68)	Incorporated herein by reference to Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A, File No. 2-21819, filed December 24, 1997.

(69)	Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A, File No. 2-21819, filed October 28, 1998.

(71)	Incorporated herein by reference to Post-Effective Amendment No. 71 to Registrant’s Registration Statement of Form N-1A, File No. 2-21819, filed December 23, 1999.

(72)	Incorporated herein by reference to Post-Effective Amendment No. 72 to Registrant’s Registration Statement on Form N-1A, File No. 2-21819, filed December 22, 2000.

(74)	Incorporated herein by reference to Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A, File No. 2-21819, filed December 20, 2002.

(75)	Incorporated herein by reference to Post-Effective Amendment No. 75 to Registrant’s Registration Statement on Form N-1A, File No. 2-21819, filed December 19, 2003.

(77)	Incorporated herein by reference to Post-Effective Amendment No. 77 to Registrant’s Registration Statement on Form N-1A, File No. 2-21819, filed August 27, 2004.

(79)	Incorporated herein by reference to Post-Effective Amendment No. 79 to Registrant’s Registration Statement on Form N-1A, File No. 2-21819, filed December 29, 2004.

(80)	Incorporated herein by reference to Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A, File No. 2-21819, filed December 20, 2005.

(81)	Incorporated herein by reference to Post-Effective Amendment No. 81 to Registrant’s Registration Statement on Form N-1A, File No. 2-21819, filed December 20, 2006.

(82)	Incorporated herein by reference to Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A, File No. 2-21819, filed December 20, 2007.

(83)	Incorporated herein by reference to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, File No. 2-21819, filed December 22, 2008.

  †  Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

See the section entitled “General Information” in the Statement of Additional Information.

Item 25. Indemnification.

Pursuant to Del. Code Ann. Title 12 Section 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever.

Reference is made to Article 8, Section 8.4 of the Registrant’s First Amended and Restated Agreement and Declaration of Trust, as amended (the “agreement and Declaration of Trust”). Article 8; Section 8.4 of the First Amended and Restated Agreement and Declaration of Trust provides that each officer and trustee of the Registrant shall be indemnified by the Registrant against all liabilities incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which the officer or trustee may be or may have been involved by reason of being or having been an officer or trustee, except that such indemnity shall not protect any such person against a liability to the Registrant or any shareholder thereof to which such person would otherwise be subject by reason of (i) not acting in good faith in the reasonable belief that such person’s actions were not in the best interests of the Trust, (ii) willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (iii) for a criminal proceeding, not having a reasonable cause to believe that such conduct was unlawful (collectively, “Disabling Conduct”). Absent a court determination that an officer or trustee seeking indemnification was not liable on the merits or guilty of Disabling Conduct in the conduct of his or her office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent trustees, after review of the facts, that such officer or trustee is not guilty of Disabling Conduct in the conduct of his or her office.

The Registrant has purchased insurance on behalf of its officers and trustees protecting such persons from liability arising from their activities as officers or trustees of the Registrant. The insurance does not protect or purport to protect such persons from liability to the Registrant or to its shareholders to which such officer or trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Conditional advancing of indemnification monies may be made if the trustee or officer undertakes to repay the advance unless it is ultimately determined that he or she is entitled to the indemnification and only if the following conditions are met: (1) the trustee or officer provides a security for the undertaking; (2) the Registrant is insured against losses arising from lawful advances; or (3) a majority of a quorum of the Registrant’s disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that a recipient of the advance ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Pursuant to Section 7 of the Distribution and Service Agreement, the Registrant agrees to indemnify and hold harmless Van Kampen Funds Inc. (the “Distributor”) and each of its trustees and officers and each person if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees) arising by reason of any person acquiring any shares, based upon the ground that the Registration Statement, prospectus, shareholder reports or other information filed or made public by the Registrant (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. The Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. In no case is the indemnity of the Registrant in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Fund or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the agreement.

Pursuant to the agreement by which Van Kampen Investor Services Inc. (“Investor Services”) is appointed transfer agent of the Fund, the Registrant agrees to indemnify and hold Investor Services harmless against any losses, damages, costs, charges, payments, liabilities and expenses (including reasonable counsel fees) arising out of or attributable to:

(1) the performance of Investor Services under the agreement provided that Investor Services acted in good faith with due diligence and without negligence or willful misconduct.

(2) reliance by Investor Services on, or reasonable use by, Investor Services of information, records and documents which have been prepared on behalf of, or have been furnished by, the Fund, or the carrying out by Investor Services of any instructions or requests of the Fund.

(3) the offer or sale of the Fund’s shares in violation of any federal or state law or regulation or ruling by any federal agency unless such violation results from any failure by Investor Services to comply with written instructions from the Fund that such offers or sales were not permitted under such law, rule or regulation.

(4) the refusal of the Fund to comply with terms of the agreement, or the Fund’s lack of good faith, negligence or willful misconduct or breach of any representation or warranty made by the Fund under the agreement provided that if the reason for such failure is attributable to any action of the Fund’s investment adviser or distributor or any person providing accounting or legal services to the Fund, Investor Services only will be entitled to indemnification if such entity is otherwise entitled to the indemnification from the Fund.

See also “Investment Advisory Agreement” in the Statement of Additional Information.

Item 26. Business and Other Connections of Investment Adviser.

See “Investment Advisory Services” in the Prospectuses and “Trustees and Officers” “Investment Advisory Agreement” in the Statement of Additional Information for information regarding the business of Van Kampen Asset Management (the “Adviser”). For information as to the business, profession, vocation and employment of a substantial nature of each of the directors and officers of the Adviser, reference is made to the Adviser’s current Form ADV (File No. 801-1669) filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference.

Item 27. Principal Underwriters.

(a)	The sole principal underwriter is Van Kampen Funds Inc. (the “Distributor”), which acts as principal underwriter for certain investment companies and unit investment trusts. See Exhibit (z)(1) incorporated herein.

(b)	The Distributor, which is an affiliated person of the Registrant, is the only principal underwriter for the Registrant. The name, principal business address and position and office with the Distributor of each of its directors and officers are disclosed in Exhibit (z)(2), which is incorporated herein. Except as disclosed under the heading “Trustees and Officers” in Part B of this Registration Statement or Exhibit (z)(2), none of such persons has any position or office with Registrant.

(c)	Not applicable; the sole principal underwriter is Van Kampen Funds, Inc., an affiliate.

Item 28.  Location of Accounts and Records.

All accounts, books and other documents of the Registrant required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder to be maintained (i) by the Registrant will be maintained at its offices, located at 1 Parkview Plaza - Suite 100, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555, or at Van Kampen Investor Services Inc., Harborside Financial Center, Plaza 2, Jersey City, New Jersey 07303-0947, or at the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171; (ii) by the Adviser will be maintained at its offices, located at 1 Parkview Plaza - Suite 100, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555; and (iii) by Van Kampen Funds Inc., the principal underwriter, will be maintained at its offices located at 1 Parkview Plaza - Suite 100, PO Box 5555, Oakbrook Terrace, Illinois 60181-5555.

Item 29.  Management Services.

Not applicable.

Item 30.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, VAN KAMPEN CORPORATE BOND FUND, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 9th day of January, 2009.

VAN KAMPEN CORPORATE BOND FUND

By:	/s/ EDWARD C. WOOD III
Edward C. Wood III, President and Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement has been signed on January 9, 2009 by the following persons in the capacities indicated:

Signatures	Titles

Principal Executive Officer:

/s/ EDWARD C. WOOD III Edward C. Wood III	President and Principal Executive Officer

Principal Financial Officer:

/s/ STUART N. SCHULDT* Stuart N. Schuldt	Chief Financial Officer and Treasurer

Trustees:

/s/ DAVID C. ARCH* David C. Arch	Trustee

/s/ JERRY D. CHOATE* Jerry D. Choate	Trustee

/s/ ROD DAMMEYER* Rod Dammeyer	Trustee

/s/ LINDA HUTTON HEAGY* Linda Hutton Heagy	Trustee

/s/ R. CRAIG KENNEDY* R. Craig Kennedy	Trustee

/s/ HOWARD J KERR* Howard J Kerr	Trustee

/s/ JACK E. NELSON* Jack E. Nelson	Trustee

/s/ HUGO F. SONNENSCHEIN* Hugo F. Sonnenschein	Trustee

Signatures	Titles

/s/ WAYNE W. WHALEN* Wayne W. Whalen	Trustee

/s/ SUZANNE H. WOOLSEY* Suzanne H. Woolsey	Trustee

* Signed by Elizabeth Nelson pursuant to a power of attorney filed herewith.

/s/ ELIZABETH NELSON Elizabeth Nelson Attorney-in-Fact	January 9, 2009

VAN KAMPEN CORPORATE BOND FUND
INDEX TO EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 84 TO FORM N-1A
AS SUBMITTED TO THE SECURITIES AND EXCHANGE COMMISSION

Exhibit
Number	Exhibit

(d)(3)	Subadvisory Agreement
(q)	Power of Attorney